Total Notional Amounts for both Long and Short Derivative Positions Representing the Volume of Derivative Activity (Detail) (KRW) In Millions	Dec. 31, 2010
Trading
Derivatives, Fair Value [Line Items]
Derivatives, underlying notional amount	255,694,939	[1]
Derivatives, estimated fair value assets	3,467,063	[2]
Derivatives, estimated fair value liabilities	3,349,195	[2]
Trading | Foreign exchange derivatives
Derivatives, Fair Value [Line Items]
Derivatives, underlying notional amount	61,545,182	[1]
Derivatives, estimated fair value assets	1,568,830	[2]
Derivatives, estimated fair value liabilities	1,320,264	[2]
Trading | Foreign exchange derivatives | Swaps
Derivatives, Fair Value [Line Items]
Derivatives, underlying notional amount	14,436,472	[1]
Derivatives, estimated fair value assets	635,507	[2]
Derivatives, estimated fair value liabilities	859,188	[2]
Trading | Foreign exchange derivatives | Future and Forward Contracts
Derivatives, Fair Value [Line Items]
Derivatives, underlying notional amount	45,434,011	[1]
Derivatives, estimated fair value assets	786,918	[2]
Derivatives, estimated fair value liabilities	449,650	[2]
Trading | Foreign exchange derivatives | Options purchased
Derivatives, Fair Value [Line Items]
Derivatives, underlying notional amount	876,993	[1]
Derivatives, estimated fair value assets	146,405	[2]
Trading | Foreign exchange derivatives | Options written
Derivatives, Fair Value [Line Items]
Derivatives, underlying notional amount	797,706	[1]
Derivatives, estimated fair value liabilities	11,426	[2]
Trading | Interest rate derivatives
Derivatives, Fair Value [Line Items]
Derivatives, underlying notional amount	174,193,853	[1]
Derivatives, estimated fair value assets	639,173	[2]
Derivatives, estimated fair value liabilities	808,598	[2]
Trading | Interest rate derivatives | Swaps
Derivatives, Fair Value [Line Items]
Derivatives, underlying notional amount	164,834,750	[1]
Derivatives, estimated fair value assets	596,529	[2]
Derivatives, estimated fair value liabilities	765,421	[2]
Trading | Interest rate derivatives | Options purchased
Derivatives, Fair Value [Line Items]
Derivatives, underlying notional amount	4,670,000	[1]
Derivatives, estimated fair value assets	42,644	[2]
Trading | Interest rate derivatives | Options written
Derivatives, Fair Value [Line Items]
Derivatives, underlying notional amount	4,689,103	[1]
Derivatives, estimated fair value liabilities	43,177	[2]
Trading | Equity derivatives
Derivatives, Fair Value [Line Items]
Derivatives, underlying notional amount	19,723,475	[1]
Derivatives, estimated fair value assets	1,253,186	[2]
Derivatives, estimated fair value liabilities	1,214,792	[2]
Trading | Equity derivatives | Swaps
Derivatives, Fair Value [Line Items]
Derivatives, underlying notional amount	898,766	[1]
Derivatives, estimated fair value assets	33,503	[2]
Derivatives, estimated fair value liabilities	2,126	[2]
Trading | Equity derivatives | Options purchased
Derivatives, Fair Value [Line Items]
Derivatives, underlying notional amount	9,630,082	[1]
Derivatives, estimated fair value assets	1,219,683	[2]
Trading | Equity derivatives | Options written
Derivatives, Fair Value [Line Items]
Derivatives, underlying notional amount	9,194,627	[1]
Derivatives, estimated fair value liabilities	1,212,666	[2]
Trading | Credit derivatives
Derivatives, Fair Value [Line Items]
Derivatives, underlying notional amount	87,742	[1]
Derivatives, estimated fair value assets	349	[2]
Derivatives, estimated fair value liabilities	422	[2]
Trading | Credit derivatives | Protection Sell
Derivatives, Fair Value [Line Items]
Derivatives, underlying notional amount	87,742	[1]
Derivatives, estimated fair value assets	349	[2]
Derivatives, estimated fair value liabilities	422	[2]
Trading | Other derivatives
Derivatives, Fair Value [Line Items]
Derivatives, underlying notional amount	144,687	[1]
Derivatives, estimated fair value assets	5,525	[2]
Derivatives, estimated fair value liabilities	5,119	[2]
Trading | Other derivatives | Options purchased
Derivatives, Fair Value [Line Items]
Derivatives, underlying notional amount	88,645	[1]
Derivatives, estimated fair value assets	5,525	[2]
Trading | Other derivatives | Options written
Derivatives, Fair Value [Line Items]
Derivatives, underlying notional amount	56,042	[1]
Derivatives, estimated fair value liabilities	5,119	[2]
Nontrading
Derivatives, Fair Value [Line Items]
Derivative that do not qualify for hedge accounting, notional	8,960,062	[1],[3]
Derivatives, underlying notional amount	10,843,404	[1]
Derivative that qualify for hedge accounting, notional	1,883,342	[1]
Derivative that do not qualify for hedge accounting, estimated fair value assets	347,436	[2],[3]
Derivatives, estimated fair value assets	374,826	[2]
Derivative that qualify for hedge accounting, estimated fair value assets	27,390	[2]
Derivative that do not qualify for hedge accounting, estimated fair value liabilities	67,944	[2],[3]
Derivatives, estimated fair value liabilities	121,511	[2]
Derivative that qualify for hedge accounting, estimated fair value liabilities	53,567	[2]
Nontrading | Foreign exchange derivatives | Swaps
Derivatives, Fair Value [Line Items]
Derivative that do not qualify for hedge accounting, notional	593,005	[1]
Derivative that qualify for hedge accounting, notional	300,453	[1]
Derivative that do not qualify for hedge accounting, estimated fair value assets	61,961	[2]
Derivative that qualify for hedge accounting, estimated fair value assets	350	[2]
Derivative that do not qualify for hedge accounting, estimated fair value liabilities	2,334	[2]
Derivative that qualify for hedge accounting, estimated fair value liabilities	19,281	[2]
Nontrading | Foreign exchange derivatives | Future and Forward Contracts
Derivatives, Fair Value [Line Items]
Derivative that do not qualify for hedge accounting, notional	1,727	[1]
Derivative that do not qualify for hedge accounting, estimated fair value assets	131	[2]
Nontrading | Interest rate derivatives | Swaps
Derivatives, Fair Value [Line Items]
Derivative that do not qualify for hedge accounting, notional	8,365,330	[1]
Derivative that qualify for hedge accounting, notional	1,582,889	[1]
Derivative that do not qualify for hedge accounting, estimated fair value assets	285,344	[2]
Derivative that qualify for hedge accounting, estimated fair value assets	27,040	[2]
Derivative that do not qualify for hedge accounting, estimated fair value liabilities	65,610	[2]
Derivative that qualify for hedge accounting, estimated fair value liabilities	34,286	[2]

[1]	Notional amounts in foreign currencies were converted into Won at prevailing exchange rates as of December 31, 2010.
[2]	The fair values of the trading derivative assets/liabilities and nontrading that do not qualify for hedge accounting are presented in Note 6. The fair values of the hedging derivative assets/liabilities that qualify for hedge accounting are presented in Note 11 and Note 17.
[3]	While the Group engages in derivatives trading activities to hedge the interest rate risk and foreign exchange risk exposure that arise from its own assets and liabilities, as these nontrading derivative contracts do not qualify for hedge accounting under U.S. GAAP, they are accounted for as trading derivatives in the financial statements. These contracts include interest rate swaps, forward contracts and cross-currency swaps held for nontrading that do not qualify for hedge accounting treatment.